Financial Risk Management - Loans and Advances Neither Past Due nor Impaired (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	91,546,318		85,859,927
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	59,856,165		57,830,627
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	8,522,451		7,961,620
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	288,099		145,957
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	918,617		947,765
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,596,935		5,424,054
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,281,596		5,288,767
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,129,666		2,777,862
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	10,126,531		9,017,664
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,328,173		4,255,228
Gross carrying amount [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances	866,373		1,000,286
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	9,030		14,629
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,187,195		16,363,489
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,601,499		4,633,306
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	31,690,153		28,029,300
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	360,875		372,008
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,382,130		4,496,646
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	23,285,374		21,023,885
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	344,958		357,660
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 2,316,816		1,779,101
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			84,856,335
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			57,068,183
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			7,884,841
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances			139,571
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances			934,293
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances			5,403,110
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances			5,187,769
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,774,699
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			8,975,608
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances			4,183,080
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,000,286
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			14,629
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances			15,975,508
Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			4,594,789
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances			27,788,152
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances			371,987
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances			4,481,170
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances			20,825,346
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			357,660
Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,751,989
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			38,031,429
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			20,230,927
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			4,275,861
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances			81,900
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances			319,394
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances			4,069,995
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,333,434
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,801,410
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			5,696,289
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,599,011
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			53,633
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances			17,800,502
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances			191,678
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,381,927
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances			14,009,273
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			23,290
Normal [member] | 1-3 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,194,334
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			17,020,993
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			14,013,272
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,190,117
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances			42,892
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances			468,222
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,066,246
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,399,747
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances			349,934
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			3,082,764
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,355,545
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances			234
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,057,571
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances			3,007,721
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances			81,448
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances			338,659
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,425,819
Normal [member] | 4-6 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			161,795
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,841,059
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,841,059
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances			13,973
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances			86,932
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances			2,785
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			13,696
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances			37,693
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,000,286
Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,685,694
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			25,877,492
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			19,198,974
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,196,566
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances			207
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances			119,439
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances			133,132
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances			297,583
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances			618,935
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			95,634
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances			94,218
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			14,629
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances			15,900,425
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			728,206
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances			6,678,518
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances			97,890
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,752,693
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances			4,114,066
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			330,406
Normal [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			383,463
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			917,644
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			685,255
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			199,616
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances			599
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances			26,779
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances			46,657
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances			155,584
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,630
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			87,218
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances			96,498
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,669
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			69,005
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances			232,389
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances			30
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances			222,395
Requiring caution [member] | 7 [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			9,964
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances			167,718
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances			98,696
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			22,681
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances			459
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances			148
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances			1,421
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances			5
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			7
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances			115
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances			73,180
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			680
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances			69,022
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances			941
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances			7,891
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances			53,793
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances			3,964
Requiring caution [member] | Other [member] | Gross carrying amount [member] | Neither past due nor impaired [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances			¥ 2,433